Note 14 - Convertible Notes Payable (Detail) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended					45 Months Ended		51 Months Ended		1 Months Ended								12 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 25, 2013	Mar. 31, 2012 First Loan [Member]	Mar. 31, 2008 First Loan [Member]	Sep. 30, 2012 Second Loan [Member]	Jun. 30, 2008 Second Loan [Member]	Jun. 30, 2012 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 June 2008 Convertible Note Payable [Member]	Jun. 30, 2008 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 Issuance [Member]	Apr. 30, 2012 Issuance [Member]	Mar. 31, 2012 Issuance [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Apr. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2012 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 2012 Convertible Notes Payable [Member]
Convertible Notes Payable, Noncurrent	$ 6,800,000			$ 6,800,000		$ 6,800,000	$ 5,753,000		$ 5,000,000		$ 3,000,000		$ 3,000,000			$ 3,000,000	$ 1,000,000	$ 700,000	$ 3,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							2,820,000				375,000		468,750			468,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.50					0.50				2.50		2.00			2.00							0.50
Debt Instrument, Convertible, Beneficial Conversion Feature							530,000	2,992,000		791,000		789,000		789,000
Interest Expense, Debt				121,000		575,000	600,000															1,200,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																						1,800,000
Proceeds from Issuance of Debt	1,000,000	700,000	3,300,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%																			6.00%
Debt Instrument, Convertible, Number of Equity Instruments																							100,000
Warrants To Be Issued Upon Conversion (in Shares)																							10,000,000
Debt and Capital Lease Obligations															1,200,000
Debt Instrument, Periodic Payment, Principal					1,800,000		10,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																				100	100,000
Warrants and Rights Outstanding (in Dollars)		$ 10,000,000